UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21186

Williams Capital Management Trust

(Exact name of registrant as specified in charter)

570 Seventh Avenue, Suite 504

                     New York, NY 10018

(Address of principal executive offices) (Zip code)

Christopher J. Williams

Williams Capital Management, LLC

570 Seventh Avenue, Suite 504

                New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 461-6500

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Item 1. Reports to Shareholders.

Williams Capital
Government Money Market Fund

A series of the Williams Capital Management Trust

October 31, 2013

Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

A description of the policies and procedures that the Williams Capital Government Money Market Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc. Separately managed accounts and related investment advisory services are provided by Williams Capital Management, LLC, a federally registered investment adviser. ALPS Distributors, Inc. is not affiliated with Williams Capital Management, LLC.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Williams Capital Government Money Market Fund
President’s Letter

Dear Shareholder,

The Williams Capital Government Money Market Fund’s Annual Report for the Fiscal Year November 1, 2012 through October 31, 2013, is presented in the following pages. Williams Capital Management continues to manage the Fund consistent with the objectives of liquidity maintenance, and capital preservation, while providing investors with exceptional service.

The Fiscal Year began with the economy growing at a below potential rate. The Federal Open Market Committee (FOMC) continued with accommodative monetary policy — targeting a Fed Funds rate of 0 - .25%, while ending its “operation twist”1 maturity extension program — and beginning quantitative easing (QE 4)2 in January 2013. This new round of quantitative easing, comprised of monthly purchases of $40 billion in agency mortgage-backed securities and $45 billion of longer-term U.S. Treasury Bonds and Notes, targeted a reduction in long-term interest rates.

As the year progressed, the U.S. unemployment rate declined gradually to 7.2% by October, while monthly job creation continued at a modest pace. Unexpectedly in May, Fed Chairman Ben Bernanke in a speech to the Joint Economic Committee of Congress mentioned that the FOMC could taper the bond buying program. In response, bond and stock markets globally declined and market volatility increased sharply. After the June FOMC meeting, Chairman Bernanke suggested a tapering could occur later in the year, but the “current level of the Fed Funds rate target is likely to remain appropriate for a considerable period after purchases are concluded”. This began a communications effort by the Fed to distinguish a tapering of QE from a reduction in monetary accommodation.

In July, the FOMC discussed a new fixed-rate full allotment overnight reverse repo facility (RRPs). This new facility began test operations on September 23. The test quickly grew, as money market funds, which now have direct dealing access to the Fed, take advantage of a new “riskless” repo counterparty. By September 30, the overnight operation had 87 participants totaling $58.1 billion. This new facility is effectively placing a floor on overnight repo financing rates. As of October 31, the Fed has raised the rate to .02%, and is expected to raise it further into year-end —with the intent of preventing repo from trading at 0 or negative.

The events of October 2013 can only be described as exceptional. After a partial U.S. government shutdown — followed by a threatened “technical” default of the U.S. Treasury — volatility in the U.S. money market increased violently. For a short interval Agency debt actually traded through (richer than) U.S. Treasury debt, and market liquidity declined dramatically. On October 16, Congress voted to raise the U.S. Debt ceiling — averting a technical default. Fortunately, the Fund was well-positioned and did not suffer outflows.

2

Williams Capital Government Money Market Fund
President’s Letter (Continued)

As we enter 2014, we believe that the FOMC will maintain significant monetary accommodation — meaning a likely Fed Funds target of 0 – .25% for the entire year, perhaps longer. We also believe that a tapering of the QE program is likely to begin sometime in early 2014. That being said, we expect inflation to remain low, and economic growth to remain moderate. External developments that may have a significant impact on the Fund are essentially: 1) Fiscal impasse continuing and, 2) Pending regulatory reform in the Prime Money Market Fund space.

[1]	In this operation, the Fed sold short-term Treasury bonds and bought long-term Treasury bonds, which pressured the long-term bond yields downward.
[2]	Quantitative easing (QE) is an unconventional monetary policy used by central banks to stimulate the economy when standard monetary policy has become ineffective. Quantitative easing raises the prices of the financial assets bought, which lowers their yield.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This must be accompanied or preceded by a prospectus.

3

Williams Capital Government Money Market Fund
Sector/Industry Allocation

October 31, 2013 (Unaudited)

The following table represents the sector/industry allocation of the Fund as of October 31, 2013. Percentages are based on net assets.

Security Allocation	Percentage of Net Assets
Repurchase Agreements	32.1%
Federal Home Loan Bank	21.8%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	13.4%
Federal Farm Credit Bank	8.4%
U.S. Government Treasury Obligations	5.9%
Other Short-Term Investments	3.7%
Total	100.0%

4

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses

October 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 through October 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expense Paid During Period* 5/1/13–10/31/13	Expense Ratio During Period** 5/1/13–10/31/13
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical	$1,000.00	$1,024.80	$0.41	0.08%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
5

Williams Capital Government Money Market Fund
Portfolio of Investments

October 31, 2013

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (58.3%):
	Federal Farm Credit Bank (8.4%):
$5,425,000	0.166%, 11/18/13†	$5,425,078
17,000,000	0.23%, 12/30/13†	17,001,114
6,500,000	0.18%, 1/14/14†	6,500,803
12,000,000	0.42%, 3/17/14†	12,014,598
15,180,000	0.11%, 5/01/14†	15,179,260
6,040,000	0.32%, 5/16/14	6,046,487
5,000,000	0.16%, 6/11/14	5,000,858
		67,168,198
	Federal Home Loan Bank (13.4%):
5,060,000	0.136%, 11/13/13†	5,060,103
5,000,000	0.28%, 11/14/13	5,000,347
3,370,000	0.17%, 12/20/13	3,370,314
10,000,000	0.094%, 1/15/14†	10,000,000
4,000,000	0.375%, 1/29/14	4,002,344
9,000,000	0.08%, 3/10/14	9,000,145
10,580,000	0.06%, 3/20/14	10,579,513
18,000,000	0.114%, 5/15/14†	18,000,008
6,060,000	0.12%, 5/28/14	6,059,270
6,420,000	1.375%, 5/28/14	6,465,762
30,200,000	0.089%, 8/15/14†	30,194,574
		107,732,380
	Federal Home Loan Bank, Discount Notes (8.4%):
20,575,000	0.025%-0.11%, 12/06/13††	20,574,037
10,000,000	0.055%, 1/29/14††	9,998,640
5,000,000	0.10%, 2/14/14††	4,998,542
7,000,000	0.09%, 3/26/14††	6,997,463
10,000,000	0.085%, 4/02/14††	9,996,411
9,500,000	0.095%, 4/04/14††	9,496,139
5,000,000	0.085%, 4/09/14††	4,998,123
		67,059,355
	Federal Home Loan Mortgage Corp. (5.5%):
9,120,000	0.375%, 11/27/13	9,121,684
5,050,000	0.30%, 3/21/14	5,053,472
4,938,000	0.375%, 4/28/14	4,943,753
10,000,000	5.00%, 7/15/14	10,343,071
15,000,000	0.25%, 8/14/14	15,011,511
		44,473,491

See Notes to Financial Statements.

6

Williams Capital Government Money Market Fund
Portfolio of Investments

October 31, 2013 (Continued)

Principal Amount		Value
	Federal Home Loan Mortgage Corp., Discount Notes (7.9%):
$10,000,000	0.095%, 11/04/13††	$9,999,921
10,000,000	0.095%, 11/12/13††	9,999,710
10,000,000	0.09%, 11/18/13††	9,999,575
10,000,000	0.11%, 1/22/14††	9,997,494
10,000,000	0.085%, 1/27/14††	9,997,946
1,100,000	0.07%, 2/19/14††	1,099,765
1,875,000	0.07%, 2/24/14††	1,874,581
10,000,000	0.06%-0.08%, 3/13/14††	9,997,507
		62,966,499
	Federal National Mortgage Association (7.1%):
13,000,000	0.143%, 11/08/13†	13,000,178
8,801,000	0.75%, 12/18/13	8,808,609
9,003,000	2.75%, 2/05/14	9,065,501
10,000,000	1.35%, 2/24/14	10,038,719
7,000,000	1.25%, 2/27/14	7,026,765
9,095,000	0.36%, 6/23/14†	9,108,583
		57,048,355

	Federal National Mortgage Association, Discount Notes (7.6%):
3,096,000	0.10%, 11/01/13††	3,096,000
9,000,000	0.095%, 11/06/13††	8,999,881
6,060,000	0.115%, 12/18/13††	6,059,090
15,000,000	0.13%, 12/26/13††	14,997,021
5,500,000	0.08%, 2/24/14††	5,498,594
12,000,000	0.06%, 2/25/14††	11,997,680
6,000,000	0.10%, 3/03/14††	5,997,967
4,140,000	0.085%, 4/23/14††	4,138,309
		60,784,542
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $467,232,820)		467,232,820
U.S. GOVERNMENT TREASURY OBLIGATIONS (5.9%):
	U.S. Treasury Notes (5.9%):
4,000,000	0.25%, 11/30/13	4,000,628
5,000,000	2.00%, 11/30/13	5,007,605
10,000,000	0.75%, 12/15/13	10,008,276
10,000,000	0.25%, 3/31/14	10,006,118
3,000,000	1.75%, 3/31/14	3,020,440
15,000,000	0.25%, 5/31/14	15,013,162
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $47,056,229)		47,056,229

See Notes to Financial Statements.

7

Williams Capital Government Money Market Fund
Portfolio of Investments

October 31, 2013 (Continued)

Principal Amount			Value
REPURCHASE AGREEMENTS (32.1%):
$75,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.08%, dated 10/31/13, due 11/01/13 in the amount of $75,000,167, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 2.125%, 8/31/20) with a value including accrued interest of $76,500,082		$75,000,000
65,011,000	Credit Suisse Securities (USA) LLC Tri-Party Repurchase Agreement, 0.08%, dated 10/31/13, due 11/01/13 in the amount of $65,011,144, collateralized by U.S. Government Treasury Securities (U.S. Treasury Notes, 2.125%,0.875%, 11/30/14,2/28/17, respectively) with a value including accrued interest of $66,314,789		65,011,000
50,000,000	HSBC Securities (USA), Inc. Tri-Party Repurchase Agreement, 0.08%, dated 10/31/13, due 11/01/13 in the amount of $50,000,111, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 1.875%, 8/31/17) with a value including accrued interest of $51,001,903		50,000,000
66,532,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.08%, dated 10/31/13, due 11/01/13 in the amount of $66,532,148, collateralized by U.S. Government Treasury Securities (U.S. Treasury Notes, 2.125%,1.375%, 12/31/15,12/31/18, respectively) with a value including accrued interest of $67,862,712		66,532,000
TOTAL REPURCHASE AGREEMENTS
(Cost $256,543,000)			256,543,000

OTHER SHORT-TERM INVESTMENTS (3.7%):
30,000,000	JPMorgan U.S. Government Money Market Fund — Institutional Class, 0.01%		30,000,000
185	Northern Institutional Funds — U.S. Government Portfolio, 0.01%		185

TOTAL OTHER SHORT-TERM INVESTMENTS
(Cost $30,000,185)			30,000,185

TOTAL INVESTMENTS
(Cost $800,832,234)(a)		100.0%	800,832,234
Other assets in excess of liabilities		0.0%	300,472
NET ASSETS		100.0%	$801,132,706

Percentages indicated are based on net assets of $801,132,706.

†	Variable rate security. The rate presented is the rate in effect at October 31, 2013.
††	The rate presented is the effective yield at purchase.
(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

8

Williams Capital Government Money Market Fund
Portfolio of Investments

October 31, 2013 (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in the valuing of the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$467,232,820	$—	$467,232,820
U.S. Government Treasury Obligations	—	47,056,229	—	47,056,229
Repurchase Agreements	—	256,543,000	—	256,543,000
Other Short-Term Investments	30,000,185	—	—	30,000,185
Total	$30,000,185	$770,832,049	$—	$800,832,234

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At October 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on October 31, 2012.

See Notes to Financial Statements.

9

Williams Capital Government Money Market Fund
Statement of Assets and Liabilities

October 31, 2013

ASSETS:
Investments, at amortized cost*	$544,289,234
Repurchase agreements, at amortized cost*	256,543,000
Interest receivable	479,971
Total Assets	801,312,205

LIABILITIES:
Dividends payable	2,264
Accrued expenses and other payables:
Custody fees	42,555
Fund accounting and administration fees	38,244
Audit fee	32,000
Investment advisory fees	16,636
Legal fee	13,942
Trustees’ fees and expenses	9,000
Transfer agency fees	7,672
Other fees	17,186
Total Liabilities	179,499
NET ASSETS	$801,132,706

NET ASSETS consist of:
Paid-in Capital	$801,147,130
Accumulated undistributed net investment income	46
Accumulated net realized losses on investment transactions	(14,470)
Net Assets	$801,132,706
Net asset value, offering price and redemption price per share
($801,132,706/801,147,130 shares outstanding; unlimited shares
authorized no par value)	$1.00

* Amortized cost approximates fair value.

See Notes to Financial Statements.

10

Williams Capital Government Money Market Fund
Statement Of Operations

For the Year Ended October 31, 2013

INVESTMENT INCOME:
Interest	$912,110
EXPENSES:
Investment advisory fees	946,469
Fund accounting and administration fees	136,011
Custody fees	145,865
Legal fees	100,694
Trustees’ fees and expenses	36,000
Transfer agency fees	32,403
Audit fee	33,218
Insurance	43,931
Registration fees	3,881
Printing fees	23,765
Other fees	49,690
Total Expenses Before Fee Reductions	1,551,927
Expenses voluntarily waived by Investment Adviser	(748,834)
Expenses voluntarily waived by Custodian and Fund Administrator	(8,159)
Net Expenses	794,934

NET INVESTMENT INCOME	117,176

NET REALIZED LOSS ON INVESTMENTS:
Realized loss on investments	(195)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,981

See Notes to Financial Statements.

11

Williams Capital Government Money Market Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
FROM INVESTMENT ACTIVITY:
OPERATIONS:
Net investment income	$117,176	$52,344
Net realized gain (loss) on investments	(195)	5,452
Net increase in net assets resulting from operations	116,981	57,796

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(117,176)	(52,344)
Change in net assets from dividends to shareholders	(117,176)	(52,344)

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	387,505,000	705,141,001
Net proceeds from dividends reinvested	43,920	24,075
Cost of shares reacquired	(375,666,396)	(696,204,876)
Net increase in net assets from Fund share transactions	11,882,524	8,960,200
Net increase in net assets	11,882,329	8,965,652

NET ASSETS:
Beginning of year	789,250,377	780,284,725
End of year	$801,132,706	$789,250,377

Accumulated undistributed net investment income	$46	$46

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

12

Williams Capital Government Money Market Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended October 31,
	2013		2012		2011		2010		2009
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
INVESTMENT ACTIVITIES:
Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.004
Net realized gain (loss) on investments	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.002)
Total from Investment Activities	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.002
CAPITAL CONTRIBUTION	—		—		—		—		0.002
DISTRIBUTIONS:
From net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.004)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return	0.02%		0.01%		0.02%		0.04%		0.36% (b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$801,133		$789,250		$780,285		$1,126,908		$1,213,722
Ratio of net expenses to average net assets	0.10%		0.14%		0.15%		0.17%		0.19%
Ratio of net investment income to average net assets	0.01%		0.01%		0.02%		0.04%		0.29%
Ratio of total expenses to average net assets	0.20%	*	0.19%	*	0.18%	*	0.18%	*	0.21%

*	During the year, certain fees were contractually/voluntarily waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share.
(b)	Includes the effect of a capital contribution (See Note 6).

See Notes to Financial Statements.

13

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2013

1. Organization

The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. The Williams Capital Government Money Market Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. It is the Fund’s policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, security valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation:

Securities of the Fund are valued in accordance with Rule 2a-7 under the 1940 Act, at amortized cost, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by

14

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2013 (Continued)

the Fund is performed pursuant to procedures established by the Board of Trustees of the Trust (the “Board” and the members thereof, the “Trustees”). Shares of open-end investment companies are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The summary of inputs used as of October 31, 2013 is disclosed in the Portfolio of Investments.

Repurchase Agreements:

In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is market to market on a daily basis to ensure the adequacy of the collateral. If there is a default by the seller or custodian or designated subcustodians under triparty repurchase agreements, and/or the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

15

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2013 (Continued)

Security Transactions and Investment Income:

Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. The cost of investments represents amortized cost. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:

Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:

The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Indemnification:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts on behalf of the Fund that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

16

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2013 (Continued)

New Accounting Pronouncements:

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-11”). ASU 2013-01 replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

In June 2013, FASB issued ASU 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying ASC 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

3. Investment Adviser and Other Related Party Transactions

The Trust has entered into an investment advisory agreement with Williams Capital Management, LLC (“Adviser”), which serves as the investment adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

17

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2013 (Continued)

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20% of the Institutional Shares’ average daily net assets. For the year ended October 31, 2013, the Adviser did not waive fees and/or reimburse expenses as a result of this contractual agreement. The Adviser has voluntarily agreed to limit the investment advisory fees of the Fund such that the 1-day yield (without unrealized gain or loss) does not fall below a specified daily yield. The waiver/reimbursement is voluntary and may be modified or terminated by the Adviser at any time without notice. For the year ended October 31, 2013, the Adviser waived fees of $748,834 as a result of this voluntary agreement.

Each Trustee of the Trust who is not considered to be an “interested person”, as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person”, as that term is defined in the 1940 Act, receives no remuneration for his or her services as a Trustee.

Effective April 1, 2013, The Northern Trust Company serves as the administrator, custodian, fund accounting agent and transfer agent for the Fund. As part of the custody and fund administration fee schedule entered into with the Fund, The Northern Trust Company has agreed to waive certain expenses related to the servicing of the Fund. For the period from April 1, 2013 to October 31, 2013, The Northern Trust Company waived $8,159 of these expenses. Prior to April 1, 2013, The Bank of New York Mellon served as the administrator, custodian and fund accounting agent for the Fund, and prior to April 13, 2013, UMB Fund Services, Inc. served as the transfer agent for the Fund.

ALPS Distributors, Inc., a wholly owned subsidiary of DST Systems, Inc., serves as distributor (the “Distributor”) pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

4. Principal Shareholder

As of October 31, 2013, there was one shareholder who owned greater than 10% of the Fund’s outstanding shares, representing 18.72% of the Fund.

18

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2013 (Continued)

5. Income Tax Information

On October 31, 2013, aggregate cost of investments for federal income tax purposes was $800,832,234.

The tax character of distributions paid to shareholders during the years ended October 31, 2013 and October 31, 2012 was as follows:

	Ordinary Income	Long-term Capital Gains	Total
October 31, 2013	$117,176	—	$117,176
October 31, 2012	52,344	—	52,344

For federal income tax purposes, the Fund had capital loss carryforwards as indicated in the table that follows as of October 31, 2013. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2013, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed Ordinary Income	$2,310
Capital Loss Carryforwards	(14,468)
$(12,158)
Capital loss carryforwards expire as follows:

October 31, 2016	$(14,127)
October 31, 2018	(146)
$(14,273)

19

Williams Capital Government Money Market Fund
Notes to Financial Statements

October 31, 2013 (Continued)

As of October 31, 2013, capital losses incurred that will be carried forward under the provisions of the Act are as follows:

	Short-term	Long-term
	Capital Loss	Capital Loss
	Carryforward	Carryforward
Post-enactment Losses	$(195)	$ —

The difference between book basis and tax basis distributable earnings are attributable to the timing differences of distribution payments of $2,264.

As of October 31, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns filed for the three year periods ended October 31, 2012, 2011, and 2010, remain subject to examination by the Internal Revenue Service.

6. Capital Contribution

On April 2, 2009, the Adviser made a capital contribution to the Fund in the amount of $1,269,231. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. The Adviser did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

20

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of
Trustees of Williams Capital Management Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Williams Capital Government Money Market Fund (the “Fund”) (a series of Williams Capital Management Trust) as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness on the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, NY
December 19, 2013

21

Williams Capital Government Money Market Fund
Portfolio Schedule

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

Williams Capital Government Money Market Fund
Trustees and Officers

October 31, 2013

Number
		Term of		of Funds
		Office and		in Fund
	Position(s)	Length		Complex
Name, Address,	Held with	of Time	Principal Occupation	Overseen	Other Directorships
and Date of Birth	Trust	Served	During Past Five Years	by Trustee	Held by Trustee
INDEPENDENT TRUSTEES:
Desmond G. FitzGerald	Trustee and	Term:	Chairman, North American	1	Chairman, U.S.
25 Carrington Drive	Chairman	Indefinite	Properties Group (real estate),		Guaranteed Finance
Greenwich, CT 06831	of the Board	Elected:	(1987 to present).		Corp.; Director, Rea
DOB: 1/30/44	of Trustees	December			Technologies, Inc.;
		2002			Principal, Holyoke
Partners LLC; and
Director, Holland
Series Fund, Inc.
Brian J. Heidtke	Trustee	Term:	President of The Heidtke	1	None
585 Sparrowbush Road		Indefinite	Foundation (philanthropy)
Wyckoff, NJ 07481		Elected:	(1998 to present).
DOB: 8/27/40		December
2002
John E. Hull	Trustee	Term:	Financial Vice President, Chief	1	None
Andrew W. Mellon		Indefinite	Investment Officer, Andrew W.
Foundation		Elected:	Mellon Foundation (non-profit
140 East 62nd Street		December	foundation) (2002 to present).
New York, NY 10021		2002
DOB: 9/16/47
INTERESTED TRUSTEE:
Christopher J. Williams	Trustee,	Term:	Chairman and Chief Executive	1	Director, Harrahs
Williams Capital	President	Indefinite	Officer of Williams Capital		Entertainment, Inc.;
Management, LLC	and	Elected:	Management, LLC (2002 to		Director, Wal-Mart
570 Seventh Avenue	Treasurer of	Trustee	present); Chairman and Chief		Stores, Inc.
Suite 504	the Trust	and	Executive Officer of The Williams
New York, NY 10018		Treasurer,	Capital Group, L.P. (one of the
DOB: 12/24/57		December	largest minority-owned investment
		2002;	banks in the U.S.) (1994 to
		President,	present).
October
2013
OFFICERS
DiAnne Calabrisotto	Vice	Term:	Chief Compliance Officer of	1	None
Williams Capital	President,	Indefinite	Williams Capital Management,
Management, LLC	Secretary	Elected:	LLC (2013 to present); Chief
570 Seventh Avenue	and Chief	October	Operating Officer and Chief
Suite 504	Compliance	2013	Compliance Officer of The
New York, NY 10018	Officer of		Williams Capital Group, L.P.
DOB: 1/20/66	the Trust		(2004 to present).

The Fund’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

23

INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT,
CUSTODIAN AND TRANSFER AGENT
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

Item 2. Code of Ethics.

2(a)	The Board of Trustees of Williams Capital Management Trust (the “Trust” or “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code of Ethics”).
2(c)-(d)	During the period covered by this report, there have been no amendments to, nor any waivers granted from, a provision of the Code of Ethics that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1):	The Registrant’s board of directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2):	The audit committee financial expert is Brian J. Heidtke, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Aggregate fees billed by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant, for services rendered to the Registrant for the last two fiscal years ended October 31st are as follows:

		Current Year	Previous Year
(a)	Audit Fees	$27,000	$25,800
(b)	Audit Related Fees	$7,650	$3,000
(c)	Tax Fees*	$3,900	$3,120
(d)	All Other Fees	$0	$0

*	For review of Registrant’s federal and state income tax returns.

Item 4(e)(1): Pre-Approval Policies and Procedures

The Registrant’s Third Amended and Restated Audit Committee Charter includes the following pre-approval policies and procedures:

“Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to 'the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre approved.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services described in each of sections 4(b) through (d) of this Item were not pre-approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed by E&Y for services rendered to the Registrant, its investment adviser and affiliates of the Registrant for the last two fiscal years were:

2013 = $ 0

2012 = $ 0

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Schedule I is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Exhibit 99.CODE: Incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on January 2, 2013 (Accession Number 0000891092-12-000030).
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto as Exhibit EX-99.CERT.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto as Exhibit EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Williams Capital Management Trust

By:	/s/ Christopher J. Williams
Christopher J. Williams
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Christopher J. Williams
Christopher J. Williams
President (Principal Executive Officer)

By:	/s/ Christopher J. Williams
Christopher J. Williams
Treasurer (Principal Financial Officer)

Date: January 6, 2014